Taxation - Reconciliation of Tax Expense (Details)		6 Months Ended		12 Months Ended
	Apr. 01, 2023 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Abstract]
Income (loss) for the period before tax		$ 2,065,048	$ (10,941,387)
Tax using the Isle of Man corporation tax rate of 0%		0	0
Differences in overseas taxation rates		(1,871,444)	(1,459,207)
Utilization of unrecognized tax losses		0	(54,903)
Movement in unrecognized deferred tax assets		1,316,755	1,320,140
Other permanent differences	£ 50,000	373,873	193,970
Total income tax credit		$ (180,816)	$ 0	$ 540,126
Applicable tax rate		0.00%	0.00%